Redeemable Noncontrolling Interest	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Redeemable Noncontrolling Interest

(18) Redeemable Noncontrolling Interest

On March 17, 2015, upon the consummation of the IPO and the transactions contemplated by a contribution and purchase agreement entered into with the holders of all of the outstanding Class B Units of Continental Cement, Continental Cement became a wholly-owned indirect subsidiary of the Company. The noncontrolling interests of Continental Cement were acquired for aggregate consideration of $64.1 million, consisting of $35.0 million of cash, 1,029,183 shares of Summit Inc.’s Class A common stock and $15.0 million aggregate principal amount of non-interest bearing notes payable in six annual installments of $2.5 million, beginning on March 17, 2016.

Prior to the March 17, 2015 purchase of the noncontrolling interest, the Company owned 100 Class A Units of Continental Cement, which represented an approximately 70% economic interest and had a preference in liquidation to the Class B Units. Continental Cement issued 100,000,000 Class B Units in May 2010, which remained outstanding until March 17, 2015 and represented an approximately 30% economic interest.